PGIM Jennison International Core Equity ETF N-1A Cover	Sep. 01, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PGIM ETF TRUST
Entity Central Index Key	0001727074
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 01, 2026
Prospectus Date	Sep. 01, 2026